Acquisitions and disposals	12 Months Ended
Dec. 31, 2018
Disclosure Of Business Combination And Discontinued Operatons [Abstract]
Disclosure Of Business Combination And Divestment [text block]

4 Acquisitions and disposals

2018

Acquisition of interests in Martin Linge field and Garantiana discovery

In March 2018 Equinor and Total closed an agreement to acquire Total’s equity stakes in the Martin Linge field (51%) and the Garantiana discovery (40%) on the NCS. Through this transaction Equinor increased the ownership share in the Martin Linge field from 19% to 70%. Equinor has paid Total a consideration of USD 1,541 million and has taken over the operatorships. The assets and liabilities related to the acquired portion of Martin Linge and Garantiana have been reflected in accordance with the principles of IFRS 3 Business Combinations. The acquisition resulted in an increase of Equinor’s property, plant and equipment of USD 1,418 million, intangible assets of USD 116 million, goodwill of USD 265 million, deferred tax liabilities of USD 265 million and other assets of USD 7 million. The partners have joint control and Equinor continues to account for its interest on a pro-rata basis using Equinor's new ownership share. The transaction has been accounted for in the Exploration and Production Norway (E&P Norway) segment.

Acquisition of Cobalt’s North Platte interest in the Gulf of Mexico

In March 2018 Equinor’s co-bid with Total in the bankruptcy auction for Cobalt’s interest in the North Platte discovery was successful with an aggregate bid of USD 339 million. The transaction was closed in April 2018. Upon closing, Total as operator owns 60% of North Platte and Equinor owns the remaining 40%. The value of the acquired exploration assets has been recognised in the Exploration & Production International (E&P International) segment for an amount of USD 246 million as intangible assets. Additionally, the transaction includes a contingent consideration up to USD 20 million.

Acquisition of interest in Roncador field in Brazil

In June 2018 Equinor closed an agreement with Petrobras to acquire a 25% interest in Roncador, an oil field in the Campos Basin in Brazil. Equinor paid Petrobras a cash consideration of USD 2,133 million, in addition to recognising a liability for contingent consideration of USD 392 million. The assets and liabilities related to the acquired portion of Roncador have been reflected in accordance with the principles of IFRS 3 Business Combinations. The acquisition resulted in an increase of Equinor’s property, plant and equipment of USD 2,550 million, intangible assets of USD 392 million and an increase in provisions of USD 808 million. At this stage, both the purchase price and the purchase price allocation are preliminary. The partners have joint control and Equinor will account for its interest on a pro-rata basis. The transaction has been accounted for in the E&P International segment.

Acquisition and divestment of operated interest in Carcara field in Brazil

In November 2016 Equinor acquired a 66% operated interest in the Brazilian offshore licence BM-S-8 in the Santos basin from Petróleo Brasileiro S.A. (“Petrobras”). The value of the acquired exploration assets resulted in an increase in intangible assets of USD 2,271 million at the transaction date.

In October 2017, a consortium comprising Equinor (operator, 40%), ExxonMobil (40%) and Galp (20%) presented the winning bid (67.12% of profit oil) for the Carcará North block in the Santos basin. Equinor’s share of the pre-determined signature bonus paid by the consortium in December 2017 was USD 350 million and was recognised as an intangible asset.

In December 2017 Equinor acquired Queiroz Galvão Exploração e Produção (“QGEP”)’s 10% interest in licence BM-S-8 in Brazil’s Santos basin increasing the operated interest to 76%. The value of the acquired exploration assets resulted in an increase in intangible assets of USD 362 million at the transaction date.

In June 2018 Equinor completed the divestment of 39.5% of its 76% interest in BM-S-8, agreed in October 2017. 36.5% interest was divested to ExxonMobil and 3% to Galp for a total consideration of USD 1,493 million. The transaction is accounted for with no impact on the Consolidated statement of income. The cash proceeds from the sale were USD 1,016 million. The transactions are accounted for in the E&P International segment.

In July 2018 Equinor and Barra Energia (“Barra”) signed an agreement to acquire Barra’s 10% interest in the BM-S-8 licence in Brazil’s Santos basin. Upon closing, Equinor will sell down 3.5% to ExxonMobil and 3% to Galp. The total consideration for Barra’s 10% interest is USD 379 million.

Upon closing, which is subject to customary conditions, including partner and government approval and is expected within a year, Equinor will have fully aligned interests across BM-S-8 licence and Carcará North block, which are expected to be unitised in the future.

Acquisition of 100% shares in Danske Commodities

In July 2018 Equinor entered an agreement to buy 100% of the shares in a Danish energy trading company Danske Commodities (DC) for a consideration of EUR 400 million, which will be adjusted for certain net cash and net working capital positions at closing. In addition, some smaller contingent payments depending on DC’s performance have been agreed. The transaction was closed in January 2019. Upon closing of the transaction, the assets and liabilities related to the acquired business will be reflected according to IFRS 3 Business Combinations. The transaction will be accounted for in the Marketing, Midstream & Processing (MMP) segment and will result in goodwill reflecting the expected synergies on the acquisition. At this stage, both the purchase price and the purchase price allocation are preliminary.

Acquisition of interest in Rosebank project in UK

In October 2018 Equinor signed an agreement to acquire Chevron’s 40% operated interest in the Rosebank project, one of the largest undeveloped fields on the UK continental shelf. The other partners in the field are Suncor Energy (40%) and Siccar Point Energy (20%). The transaction was closed in January 2019 and will be recognised in the E&P International segment.

Divestment of interests in discoveries on the Norwegian continental shelf

In December 2018 Equinor closed an agreement with Aker BP to sell its 77.8% operated interest in the King Lear discovery on the Norwegian continental shelf (NCS) for a total consideration of USD 250 million and an agreement with PGNiG to sell its non-operated interests in the Tommeliten discovery on the NCS for a total consideration of USD 220 million. A gain of USD 449 million has been presented in the line item Other income in the Consolidated statement of income in the E&P Norway segment. The transaction was tax exempt under the Norwegian petroleum tax legislation.

Swap of interests in the Norwegian Sea and the North Sea region of the Norwegian continental shelf

In December 2018 Equinor and Faroe Petroleum have agreed a number of transactions in the Norwegian Sea and the North Sea region of the Norwegian continental shelf (NCS). These transactions are considered a balanced swap when it comes to value with no cash consideration. The effective dates of the transactions are 1 January 2019 with closing subject to governmental approval. Upon closing, which is expected within the first half of 2019, the transactions will be recognised in the E&P Norway segment.

Acquisition of offshore wind lease in the US

In December 2018 Equinor submitted a winning bid of USD 135 million for lease OCS-A 0520, during the online offshore wind auction, where Equinor has been declared the provisional winner of one of three leases in an area offshore the Commonwealth of Massachusetts. Upon completion, which is subject to governmental approval, the acquisition will be recognised in the Other segment in the first half of 2019.

2017

Sale of interest in Kai Kos Dehseh

In January 2017 Equinor closed an agreement with Athabasca Oil Corporation to divest its 100% interest in Kai Kos Dehseh (KKD) oil sands. The total consideration consisted of cash consideration of CAD 431 million (USD 328 million), 100 million common shares in Athabasca Oil Corporation and a series of contingent payments, measured at a combined fair value of CAD 185 million (USD 142 million) on the closing date. A loss on the transaction of USD 351 million was recognised as operating expense and included a reclassification of accumulated foreign exchange losses, previously recognised in other comprehensive income/(loss). The transaction was reflected in the E&P International segment.

Extension of the Azeri-Chirag-Deepwater Gunashli production sharing agreement

In September 2017 the Azeri-Chirag-Deepwater Gunashli (ACG) production sharing agreement was extended by 25 years. The transaction was recognised in the E&P International segment in the fourth quarter of 2017, following ratification by the Parliament (Milli Majlis) of the Republic of Azerbaijan. As part of the new agreement, Equinor’s participating interest was adjusted to 7.27% down from 8.56%. Equinor's share of a total payment of USD 3.6 billion to the State Oil Fund of the Republic of Azerbaijan will be approximately USD 349 million to be paid over a period of 8 years.

2016

Acquisition of shares in Lundin Petroleum AB (Lundin) and sale of interests in the Edvard Grieg field

In January 2016 Equinor acquired 11.93% of the issued share capital and votes in Lundin Petroleum AB for a total purchase price of SEK 4.6 billion (USD 541 million). In June 2016 Equinor closed an agreement with Lundin to divest its entire 15% interest in the Edvard Grieg field, a 9% interest in the Edvard Grieg Oil pipeline and a 6% interest in the Utsira High Gas pipeline for an increased ownership share in Lundin up to 20.1% of the outstanding shares and votes. In addition to the divested interests, a cash consideration of SEK 544 million (USD 64 million) was paid to Lundin. Following the completion of the transaction Equinor recognised a total net gain of USD 120 million related to the divestment presented in the line item Other income in the Consolidated statement of income. In the segment reporting, the gain was recognised in the E&P Norway segment (USD 114 million) and in the Marketing, Midstream & Processing (MMP) segment (USD 5 million). The transaction was tax exempt under the Norwegian petroleum tax legislation.

Following the increase in ownership interest on 30 June 2016, Equinor obtained significant influence over Lundin, and accounted for the investment as an associate under the equity method. Excess values were allocated mainly to Lundin`s exploration and production licences on the Norwegian continental shelf. The investment in Lundin was included in the Consolidated balance sheet within line item Equity accounted investments with a book value of USD 1,199 million as per 30 June 2016. The Lundin investment is reported as part of the E&P Norway segment. For summarised financial information relating to investment in Lundin Petroleum AB, see note 12 Equity accounted investments. Following the change in accounting classification, Equinor recognised a gain of USD 127 million representing the cumulative gain on its initial 11.93% shareholding being reclassified from the line item Net gains (losses) from available for sale financial assets in the Consolidated statement of comprehensive income, to the Net financial items line item in the Consolidated statement of income.

Sale of interest in Marcellus operated onshore play

In July 2016 Equinor divested its operated properties in the US state of West Virginia to EQT Corporation for USD 407 million in cash. The transaction was reported as part of E&P International segment with an immaterial effect on the Consolidated statement of income recognised in the third quarter of 2016.